Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,416,260,000
Previously Paid Amount	0
Total Fee Amount	333,686
Total Offset Amount	0
Net Fee	$ 333,686